COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rental expenses for operating Lease	$ 27,832	$ 66,330	$ 33,769
Unrecognized Tax benefits	79,436	$ 78,933	$ 70,296	$ 50,983
Long-term Purchase Commitment, Amount	117,732
Accrued Expenses And Other Liabilities [Member]
Unrecognized Tax benefits	$ 144,915